UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21089

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: March 31, 2006

ITEM 1.     SCHEDULE OF INVESTMENTS.


ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
March 31, 2006
(Unaudited)
______________

Investment securities

Common Stocks	       Shares   Fair Value         % of Net Assets

Financial

Diversified Financial
AXA SA - Sponsored ADR	 7,844          $274,226
Citigroup	         5,188 	         245,029
JP Morgan Chase	         5,792	         241,179
				         760,434      8.40%
Insurance
St Paul Travelers	 8,147           340,463
American Intl Group      4,730	         312,606
				         653,069      7.22%
Banking
Fremont General	        16,365           352,829
Washington Mutual	 4,625           197,118
				         549,947      6.08%
Real Estate
iSTAR Financial	         9,099           348,310      3.85%
		Total - Financial      2,311,760     25.55%

Consumer Staples
Tobacco
Altria Group	         7,902           559,936
Carolina Group	        10,558           499,077
                                       1,059,013     11.70%
Conglomerate
Loews Corporation	 4,893	         495,172      5.47%

Media
CBS Corp*                5,470           131,171
Viacom-Class B	         2,470 	          95,836
Liberty Media *         11,000            90,310
Discovery Holding* 	 1,100            16,500
Liberty Media Intl *	   550            11,259
Liberty Media Global*      550            10,863
                                         355,939      3.93%

Retail Distribution, hardline
Handleman	        12,675           121,680      1.34%
	Total - Consumer Staples       2,031,804     22.46%


*  Security did not pay a dividend during the previous twelve months.


Common Stocks (Continued)	Shares	Fair Value  % of Net Assets

Index
Depositary Receipts
Nasdaq 100 Shares              15,460  $648,238
S&P Depositary Receipts (SPDR)  4,500   584,235
		Total - Index	      1,232,473       13.62%

Healthcare

Pharmaceuticals
Merck                   7,940	        279,726
Pfizer	                9,950	        247,954
			                527,680       5.83%
Managed Care
Wellpoint *             4,302   	333,104       3.68%

Biotechnology
Amgen *	                3,825	        278,269       3.08%
		Total - Healthcare    1,139,053	     12.59%

Technology

Consumer Electronics
Nam Tai Electronics     19,215          440,216       4.87%

Wireless Communications
Nokia Corp-Sponsored ADR 15,175         314,426       3.48%

Software
Microsoft Corp	         5,950          161,900       1.79%
		Total - Technology	916,542      10.13%

Transportation

Railroads
Genesee & Wyoming *    16,266	     499,041 	      5.52%

Air Freight
Federal Express	        2,278	     257,277 	      2.84%
	Total - Transportation	     756,318	      8.36%

Consumer, Cyclical

Retail, hardline
Carmax *	       12,591	     411,474          4.55%

Building Materials
Masco Corp	        7,080	     230,029 	      2.54%

	Total - Consumer, Cyclical   641,503 	      7.09%

Utilities

Energy
Chesapeake Energy Corp   7,600	     238,716
BP PLC Sponsored ADR	 2,475	     170,627
                                     409,343          4.52%
Electric
American Electric Power	4,450	     151,389          1.67%

	Total - Utilities            560,732	      6.20%

International Exchange Traded Funds
  Morgan Stanley India Fund  2,150	107,500

Total, International Exchange Traded Funds  107,500  1.19%

Total investment securities (cost - $7,688,108)	  $9,697,681
	107.18%

* Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrants principal executive officer
and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.


             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  May 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date: May 29, 2006


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  May 29, 2006